Discontinued Operations	12 Months Ended
Mar. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
5 - Discontinued Operations
During the fiscal year ended March 31, 2022, the Company decided to distribute Treasure Data to the immediate shareholders of the Company and sell IoTP to SoftBank Group Capital Limited. The distribution and sale of Treasure Data and IoTP, respectively represented a strategic shift that has or will have a major effect on the Company’s operations and financial results. In the course of the Company’s evaluation, it considered examples provided in ASC 205-20 of what may constitute a strategic shift that will have a major effect on operations and financial results. The following metrics were analyzed among others: total revenues of Treasure Data and IoTP when compared to those of the Company, total assets, losses and profits before and after taxes, respectively. As a result of this analysis, the Company determined the distribution and sale of the businesses qualified for classification as discontinued operations because Treasure Data was distributed to the immediate shareholders of the Company and IoTP was sold to SoftBank Group Capital Limited, the results of operations were not recorded as discontinued operations until the period in which the businesses were actually disposed of other than by sale.
Treasure Data
In June 2021, the Company completed a pro rata distribution of its controlling stake in Treasure Data to SoftBank Group Capital Limited. The distribution was recorded as a reduction to retained earnings at the carrying amount of Treasure Data’s net assets of $44.2 million and did not result in the recognition of gain or losses.
Upon the distribution, the Company and Treasure Data entered into a transition services agreement pursuant to which the Company provided enabling functions support services to the owners of Treasure Data on an interim transitional basis for up to three months after disposition. The revenue and cash flows associated with this transition services agreement were not significant to the operations of the Company. The Company completed its transition services for Treasure Data during the fiscal year ended March 31, 2022. The Company provided no transition services in the fiscal years ended March 31, 2024 and 2023.
IoTP
In November 2021, the Company sold 100% of its ownership in IoTP. The IoTP business was sold to the Company’s immediate shareholders for $12.0 million in cash consideration. In the fiscal year ended March 31, 2024, the Company distributed its receivable related to the Company’s sale of IoTP to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. Consideration with respect to the sale was unpaid as of March 31, 2023 and recorded as an other receivable in prepaid expenses and other current assets on the Consolidated Balance Sheets. Upon the sale, the carrying value of the net assets of IoTP equaled total consideration and no gain or loss was recognized. The Company provided no transition services to IoTP post-distribution in the fiscal years ended March 31, 2024, 2023 and 2022.
Summarized Financial Information
Operating results of Treasure Data and IoTP are reflected in discontinued operations in the consolidated financial statements for all periods presented through the dates of distribution and sale, respectively.
A summary of the major components of revenues and expenses from discontinued operations is as follows:

Fiscal Year Ended March 31,
(in millions)	2022
Revenue from external customers	$41
Cost of sales	(20)
Research and development	(44)
Selling, general and administrative	(53)
Restructuring and related costs	—
Impairment of long-lived assets	(23)
Loss from discontinued operations before income taxes	(99)
Income tax (expense) benefit	(28)
Net loss from discontinued operations	$(127)
Prior to the sale of IoTP, in November 2021, an impairment loss of $23.5 million was recognized on long-lived intangible and property and equipment assets of IoTP. The impairment was primarily a result of lower than anticipated operating results and a deterioration in projected results. For purposes of determining the impairment, the Company relied on the income approach utilizing discounted cash flows to arrive at fair value.
A summary of significant non-cash items and capital expenditures from discontinued operations is as follows:

Fiscal Year Ended March 31,
(in millions)	2022
Amortization and depreciation expense	$8
Other non-cash items	$3
Other non-cash items include operating lease expense, share-based compensation cost and purchase of property and equipment for the fiscal years presented.